Commitments and Contingencies - ICTA Investigation Regarding the R&D Obligations - Additional Information (Detail) ₺ in Thousands				12 Months Ended
	Oct. 06, 2021 TRY (₺)	Sep. 07, 2021 TRY (₺)	Feb. 26, 2021 TRY (₺)	Dec. 31, 2020 TRY (₺) lawsuit
ICTA Investigation Regarding the R&D Obligations (Period of 2013-2016) [member]
Disclosure of commitments and contingencies [line items]
Amount of fine imposed				₺ 18,031
Discounted administrative fine			₺ 13,523
Number of lawsuits | lawsuit				10
ICTA Investigation Regarding the R&D Obligations (Period of 2016-2017) [member]
Disclosure of commitments and contingencies [line items]
Amount of fine imposed				₺ 31,139
Discounted administrative fine			₺ 23,354
Number of lawsuits | lawsuit				7
ICTA Investigation On Service Outage During Ramadan Feast
Disclosure of commitments and contingencies [line items]
Amount of fine imposed		₺ 3,156
Discounted administrative fine	₺ 2,367
Discount on administrative fees	25.00%
ICTA Doubling Campaign [Member]
Disclosure of commitments and contingencies [line items]
Amount of fine imposed		₺ 25,246
Discounted administrative fine	₺ 18,934
Discount on administrative fees	25.00%